Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Forth Major Related Parties

The table below sets forth major related parties of the Company and their relationships with the Company

Entity or individual name	Relationship with the Company
Zhao Yun	Independent Director and Chairman of the Remuneration Committee of the Company